                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08390
                                                      ---------

                            Cash Management Portfolio
                            -------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

CASH MANAGEMENT PORTFOLIO as of June 30, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMERCIAL PAPER -- 45.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
--------------------------------------------------------------------------------------------------
AUTOMOTIVE -- 2.8%

$          2,500   Toyota Motor Credit Co., 1.23%, 8/9/04                         $      2,496,669
           3,000   Toyota Motor Credit Co., 1.29%, 8/20/04                               2,994,625
--------------------------------------------------------------------------------------------------
                                                                                  $      5,491,294
--------------------------------------------------------------------------------------------------

BANKING AND FINANCE -- 12.5%

$          3,900   Barton Capital Corp., 1.17%, 7/19/04(1)                        $      3,897,718
           1,500   CAFCO, LLC, 1.05%, 7/7/04(1)                                          1,499,737
           2,000   CAFCO, LLC, 1.30%, 8/19/04(1)                                         1,996,461
           3,964   CIESCO, LLC, 1.29%, 8/16/04(1)                                        3,957,466
             500   CRC Funding, LLC, 1.07%, 7/6/04(1)                                      499,926
           3,300   CRC Funding, LLC, 1.32%, 8/16/04(1)                                   3,294,434
           2,000   CXC, LLC, 1.14%, 7/23/04(1)                                           1,998,607
           3,500   Old Line Funding Corp., 1.14%, 7/15/04(1)                             3,498,448
           4,000   Receivables Capital Corp., 1.08%, 7/9/04(1)                           3,999,040
--------------------------------------------------------------------------------------------------
                                                                                  $     24,641,837
--------------------------------------------------------------------------------------------------

BUSINESS SERVICES -- 1.9%

$          3,838   Pitney Bowes, Inc., 1.06%, 7/8/04(1)                           $      3,837,209
--------------------------------------------------------------------------------------------------
                                                                                  $      3,837,209
--------------------------------------------------------------------------------------------------

CHEMICALS -- 1.8%

$          3,500   E.I. du-Pont de Nemours & Co., 1.03%, 7/7/04(1)                $      3,499,399
--------------------------------------------------------------------------------------------------
                                                                                  $      3,499,399
--------------------------------------------------------------------------------------------------

CREDIT UNIONS -- 1.8%

$          3,500   Mid-States Corp. Federal Credit Union, 1.25%, 7/23/04          $      3,497,326
--------------------------------------------------------------------------------------------------
                                                                                  $      3,497,326
--------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.0%

$          2,000   National Rural Utilities Coop.
                   Finance Co., 1.23%, 7/26/04                                    $      1,998,292
--------------------------------------------------------------------------------------------------
                                                                                  $      1,998,292
--------------------------------------------------------------------------------------------------

ELECTRICAL AND ELECTRONIC EQUIPMENT -- 4.0%

$          2,000   General Electric Capital Corp., 1.08%, 7/12/04                 $      1,999,340
           6,000   General Electric Capital Corp., 1.33%, 8/23/04                        5,988,252
--------------------------------------------------------------------------------------------------
                                                                                  $      7,987,592
--------------------------------------------------------------------------------------------------

FOOD AND BEVERAGES -- 4.0%

$          4,900   Alcon Capital Corp., 1.04%, 7/9/04(1)                          $      4,898,868
           3,000   Coca Cola Co., 1.03%, 7/6/04                                          2,999,571
--------------------------------------------------------------------------------------------------
                                                                                  $      7,898,439
--------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 4.3%

$          4,400   Procter & Gamble Co., 1.05%, 7/6/04(1)                         $      4,399,358
           4,000   Unilever Capital Corp., 1.03%, 7/7/04(1)                              3,999,313
--------------------------------------------------------------------------------------------------
                                                                                  $      8,398,671
--------------------------------------------------------------------------------------------------

INSURANCE -- 8.4%

$          3,500   AIG Funding, Inc., 1.03%, 7/9/04                               $      3,499,199
           3,000   AIG Funding, Inc., 1.06%, 7/12/04                                     2,999,027
           3,207   Marsh and McLennan Cos., Inc., 1.05%, 7/8/04(1)                       3,206,345
           3,000   New York Life Corp., 1.10%, 7/12/04(1)                                2,998,992
           3,900   Prudential Funding, LLC, 1.03%, 7/1/04                                3,900,000
--------------------------------------------------------------------------------------------------
                                                                                  $     16,603,563
--------------------------------------------------------------------------------------------------

PHARMACEUTICAL -- 2.5%

$          5,000   Pfizer, Inc., 1.04%, 7/8/04(1)                                 $      4,998,989
--------------------------------------------------------------------------------------------------
                                                                                  $      4,998,989
--------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (IDENTIFIED COST $88,852,611)                                                  $     88,852,611
--------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 52.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
--------------------------------------------------------------------------------------------------
$          3,000   FHLB Discount Notes, 1.08%, 7/16/04                            $      2,998,650
           4,608   FHLB Discount Notes, 1.25%, 8/18/04                                   4,600,320
           3,733   FHLB Discount Notes, 1.26%, 8/20/04                                   3,726,467
           2,015   FHLMC Discount Notes, 1.03%, 7/6/04                                   2,014,712
           3,083   FHLMC Discount Notes, 1.03%, 7/13/04                                  3,081,942
           2,700   FHLMC Discount Notes, 1.16%, 7/15/04                                  2,698,782
           4,000   FHLMC Discount Notes, 1.06%, 7/19/04                                  3,997,880
           2,375   FHLMC Discount Notes, 1.04%, 7/27/04                                  2,373,216
           5,928   FHLMC Discount Notes, 1.25%, 8/17/04                                  5,918,326
           2,570   FHLMC Discount Notes, 1.36%, 8/23/04                                  2,564,854
           1,235   FHLMC Discount Notes, 1.64%, 11/4/04                                  1,227,911
           4,940   FNMA Discount Notes, 1.02%, 7/1/04                                    4,940,000
           1,392   FNMA Discount Notes, 1.03%, 7/1/04                                    1,392,000
           4,013   FNMA Discount Notes, 1.03%, 7/1/04                                    4,013,000
           5,000   FNMA Discount Notes, 1.03%, 7/7/04                                    4,999,142
           3,971   FNMA Discount Notes, 1.06%, 7/13/04                                   3,969,597

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
--------------------------------------------------------------------------------------------------
$          4,885   FNMA Discount Notes, 1.03%, 7/14/04                            $      4,883,183
           1,800   FNMA Discount Notes, 1.04%, 7/14/04                                   1,799,324
          10,838   FNMA Discount Notes, 1.05%, 7/21/04                                  10,831,678
           3,500   FNMA Discount Notes, 1.12%, 7/21/04                                   3,497,822
           3,000   FNMA Discount Notes, 1.05%, 7/23/04                                   2,998,075
           2,000   FNMA Discount Notes, 1.02%, 7/28/04                                   1,998,470
          10,000   FNMA Discount Notes, 1.05%, 7/28/04                                   9,992,125
           4,045   FNMA Discount Notes, 1.08%, 7/28/04                                   4,041,724
           2,545   FNMA Discount Notes, 1.42%, 9/15/04                                   2,537,371
           7,000   FNMA Discount Notes, 1.515%, 10/13/04                                 6,969,363
--------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (IDENTIFIED COST, $104,065,934)                                                $    104,065,934
--------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
--------------------------------------------------------------------------------------------------
$          4,724   Investors Bank & Trust Company
                   Time Deposit, 1.44%, 7/1/04                                    $      4,724,000
--------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $4,724,000)                                                $      4,724,000
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.0%
   (IDENTIFIED COST $197,642,545)                                                 $    197,642,545(2)
--------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.0)%                                          $        (33,880)
--------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $    197,608,665
--------------------------------------------------------------------------------------------------

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

Securities issued by Fannie Mae, Freddie Mac or Federal Home Loan Bank are not issued or guaranteed by the U.S. Government.

(1) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)  Cost for federal income taxes is the same.

                        See notes to financial statements

CASH MANAGEMENT PORTFOLIO as of June 30, 2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investments, at amortized cost                                   $   197,642,545
Cash                                                                         952
Interest receivable                                                          189
--------------------------------------------------------------------------------
TOTAL ASSETS                                                     $   197,643,686
--------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                          $         3,940
Accrued expenses                                                          31,081
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                $        35,021
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO        $   197,608,665
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals          $   197,608,665
--------------------------------------------------------------------------------
TOTAL                                                            $   197,608,665
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS
ENDED JUNE 30, 2004

INVESTMENT INCOME

Interest                                                         $       999,685
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          $       999,685
--------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                           $       475,230
Trustees' fees and expenses                                                7,812
Custodian fee                                                             48,061
Legal and accounting services                                             19,269
Miscellaneous                                                                764
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                   $       551,136
--------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                    $            19
--------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                         $            19
--------------------------------------------------------------------------------

NET EXPENSES                                                     $       551,117
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                            $       448,568
--------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                              SIX MONTHS ENDED
                                              JUNE 30, 2004        YEAR ENDED
                                              (UNAUDITED)          DECEMBER 31, 2003
------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment income                      $         448,568    $       1,444,723
   Net realized loss                                         --                  (25)
------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS    $         448,568    $       1,444,698
------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $     127,355,152    $     398,042,406
   Withdrawals                                     (138,417,448)        (473,712,143)
------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                       $     (11,062,296)   $     (75,669,737)
------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $     (10,613,728)   $     (74,225,039)
------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                        $     208,222,393    $     282,447,432
------------------------------------------------------------------------------------
AT END OF PERIOD                              $     197,608,665    $     208,222,393
------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                       SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                                       JUNE 30, 2004           -------------------------------------------
                                                       (UNAUDITED)              2003     2002     2001     2000     1999
--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                        0.58%(1)      0.57%    0.58%    0.57%    0.58%     0.60%
   Expenses after custodian fee reduction                          0.58%(1)      0.57%    0.58%    0.57%    0.58%     0.60%
   Net investment income                                           0.47%(1)      0.59%    1.22%    3.33%    5.77%     4.60%
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                                      0.24%         0.60%    1.22%    3.70%      --        --
--------------------------------------------------------------------------------------------------------------------------

(1)  Annualized.
* Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

CASH MANAGEMENT PORTFOLIO as of June 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on May 1, 1992. The Portfolio's investment objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2004, the Eaton Vance Cash Management Fund, the Eaton Vance Money Market Fund and the Eaton Vance Medallion Money Market Fund held interests of approximately 49.3%, 48.3% and 1.2%, respectively, in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A SECURITY VALUATION -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   G OTHER -- Investment transactions are accounted for on a trade-date basis.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $475,230 for the six months ended June 30, 2004. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

4  INVESTMENTS

   Purchases and sales (including maturities) of investments during the six months ended June 30, 2004, exclusive of U.S. Government securities, aggregated $1,237,668,995 and $1,230,434,000, respectively. Purchases and sales (including maturities) of U.S. Government securities aggregated $220,109,730 and $238,913,000, respectively.

INVESTMENT MANAGEMENT

CASH MANAGEMENT PORTFOLIO

          OFFICERS

          Elizabeth S. Kenyon
          President

          Thomas H. Luster
          Vice President

          Kristin S. Anagnost
          Treasurer

          Alan R. Dynner
          Secretary

          TRUSTEES

          James B. Hawkes

          Samuel L. Hayes, III

          William H. Park

          Ronald A. Pearlman

          Norton H. Reamer

          Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cash Management Portfolio
-------------------------

By:     /S/ Elizabeth S. Kenyon
        -----------------------
        Elizabeth S. Kenyon
        President


Date:   August 11, 2004
        ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /S/ Kristin S. Anagnost
        -----------------------
        Kristin S. Anagnost
        Treasurer


Date:   August 11, 2004
        ---------------

By:     /S/ Elizabeth S. Kenyon
        -----------------------
        Elizabeth S. Kenyon
        President


Date:   August 11, 2004
        ---------------